Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Personnel Expenses
Schedule of personnel expenses by function

	Thousands of Euros
	31/12/2023	31/12/2022	31/12/2021
Cost of sales	1,337,454	1,343,991	999,347
Research and development	172,970	159,766	138,629
Selling, general & administration expenses	528,784	472,413	401,390
	2,039,208	1,976,170	1,539,366

Schedule of personnel expenses by nature

	Thousands of Euros
	31/12/2023	31/12/2022	31/12/2021
Wages and salaries	1,658,286	1,600,617	1,231,812
Contributions to pension plans	42,261	40,994	31,757
Other social charges	30,571	33,506	27,387
Social Security	308,090	301,053	248,410
	2,039,208	1,976,170	1,539,366